Submission	May 20, 2026
Submission [Line Items]
Central Index Key	0001690536
Registrant Name	FS Credit Real Estate Income Trust, Inc.
Registration File Number	333-290670
Form Type	S-11
Submission Type	S-11/A
Fee Exhibit Type	EX-FILING FEES